                                    MORGAN STANLEY
                             AFRICA INVESTMENT FUND, INC.
--------------------------------------------------------------------------------
DIRECTORS AND OFFICERS

Barton M. Biggs                         William G. Morton, Jr.
CHAIRMAN OF THE BOARD                   DIRECTOR
OF DIRECTORS

Michael F. Klein                        James W. Grisham
PRESIDENT AND DIRECTOR                  VICE PRESIDENT

Peter J. Chase                          Harold J. Schaaff, Jr.
DIRECTOR                                VICE PRESIDENT

John W. Croghan                         Joseph P. Stadler
DIRECTOR                                VICE PRESIDENT

David B. Gill                           Valerie Y. Lewis
DIRECTOR                                SECRETARY

Graham E. Jones                         Joanna M. Haigney
DIRECTOR                                TREASURER

John A. Levin                           Belinda A. Brady
DIRECTOR                                ASSISTANT TREASURER

--------------------------------------------------------------------------------
INVESTMENT ADVISER
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
--------------------------------------------------------------------------------
ADMINISTRATOR
The Chase Manhattan Bank
73 Tremont Street
Boston, Massachusetts 02108
--------------------------------------------------------------------------------
CUSTODIANS
Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11201

The Chase Manhattan Bank
3 Chase MetroTech Center
Brooklyn, New York 11245
--------------------------------------------------------------------------------
SHAREHOLDER SERVICING AGENT
American Stock Transfer & Trust Company
40 Wall Street
New York, New York 10005
(800) 278-4353
--------------------------------------------------------------------------------
LEGAL COUNSEL
Rogers & Wells
200 Park Avenue
New York, New York 10166
--------------------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036
--------------------------------------------------------------------------------
For additional Fund information, including the Fund's net asset value per share and information regarding the investments comprising the Fund's portfolio, please call 1-800-221-6726.


--------------------------------------------------------------------------------
                                    MORGAN STANLEY
                                  AFRICA INVESTMENT
                                      FUND, INC.
--------------------------------------------------------------------------------



                                 THIRD QUARTER REPORT
                                  SEPTEMBER 30, 1997
                         MORGAN STANLEY ASSET MANAGEMENT INC.
                                  INVESTMENT ADVISER

LETTER TO SHAREHOLDERS
---------

For the nine months ended September 30, 1997, the Morgan Stanley Africa Investment Fund, Inc. (the "Fund") had a total return, based on net asset value per share, of 23.88%. Beginning with this report, the Fund is comparing its performance to the Fleming Africa Index (the "Index"). This Index is a market capitalization weighted index based on the indices of eleven countries including Botswana, Egypt, Ghana, Kenya, Malawi, Mauritius, Morocco, Namibia, South Africa, Tunisia, and Zimbabwe. The local indices include dividends except for the indices of Botswana, Ghana, Kenya and Namibia. For the nine months ended September 30, 1997, the total return for the Index was 11.87%. For the one year ended September 30, 1997, the Fund had a total return, based on net asset value per share, of 35.36% compared to 6.62% for the Index. For the period since the Fund's commencement of operations on February 14, 1994 through September 30, 1997, the Fund's total return, based on net asset value per share, was 82.25% compared to 58.10% for the Index. On September 30, 1997, the closing price of the Fund's shares on the New York Stock Exchange was $16 15/16 representing a 17.0% discount to the Fund's net asset value per share.

The Fund's significant outperformance was driven by overweight positions in the smaller African markets primarily Botswana, Egypt, Mauritius, Morocco and Zimbabwe and underweight position in South Africa.

SOUTH AFRICA

The MSCI South Africa Index declined by 5.8% during the third quarter ended September 30, 1997. For the nine months ended September 30, 1997 the index appreciated by 8.4%. The market decline during the quarter was primarily due to the continued delay in a much expected interest rate cut. The lack of reduction in interest rates was driven by higher second quarter GDP growth of 2.6% quarter on quarter, inflation remaining high at 9.1% for the month ending July and money supply growth at 14%, higher than the Revenue Bank target of 10 - 12%.

We maintain our expectation of a 1% cut in interest rates late in the fourth quarter followed by a 2% cut in calendar 1998. We have further revised down our GDP growth for 1997 to 2% and 1998 to 2.5% due to current high real interest rates and continued strength of the rand. The rand exchange rate versus the dollar ended the quarter close to where it was at the beginning of the year. This relative strength in the rand in a period of dollar appreciation versus the major currencies has also put pressure on the competitiveness of South African exporters.

Given this situation, we remain cautious with regard to the value of the rand. Slower growth in GDP than previously expected will also make it difficult for
the government to achieve its ambitious fiscal deficit target of 4% to GDP.   We
expect the deficit to be closer to 4.5% of GDP for the 1997/1998 year.

Net foreign purchases of equities and fixed income securities has been significant in 1997 and totaled $8.5 billion for the nine months ended September 30, 1997 versus $1.9 billion in the comparable period in 1996.

EGYPT

The MSCI Egypt index increased by 4.0% and 42.3% for the quarter and nine months ended September 30, 1997.

Egypt's macro economic situation remains one of the best on the African continent. Strong fiscal and monetary policy management have led to the fiscal deficit declining from 17% in 1991 to an expected 0.8% for 1997, while inflation has come down from 20% in 1991 to the current level of 4.8%. The deficit has been driven down by reductions in government spending, subsidies, public sector employment, military spending and increasing privatization. Inflation has been brought down with a tight monetary policy coupled with declining tariffs and removal of price controls.

Total privatizations since the beginning of the program have reached $1.8 billion with over half being implemented in 1997. Further privatization of Misr Aluminum and Industrial and Engineering Enterprise Company are expected by the end of 1997 raising an additional $200-400 million.

Egypt will also be included in the IFC investable index as of November 1997 with a 0.8% weight. This inclusion is being driven by Egypt's increasing market capitalization and higher liquidity. Egypt's market capitalization has increased from $3.8 billion in 1993 to $21.1 billion in September 1997. The market's average daily trading volume has also improved significantly from $10 million in 1996 to $28 million in 1997.

GDP growth is expected to average over 5% per annum for the balance of the decade. The market remains very attractively valued at 11.5 times 1998 earnings which are growing at 15% and, is supported by a dividend of yield of 5%.

ZIMBABWE

The Flemings Zimbabwe All Share index declined by 10.9% and 1.1% for the quarter and nine months ended September 30, 1997. The market declined due to concerns of a potential drought as a result of the El Nino weather phenomenon and one-off payments to war veterans amounting to 2.5% of GDP. Consequently, the IMF suspended its balance of payments support of $60 million until it has a better idea of how this payment will be financed. Withdrawal of the facility combined with an increasing negative sentiment also led to a depreciation of the currency by 9.6% during the quarter. It appears that the government plans to finance this payment by increasing privatizations and through a special reserve which was set aside in the current year's budget. The Cotton Company of Zimbabwe is currently in the process of being privatized and is expected to raise $45 million for a 75% stake via the stock exchange.

We maintain out GDP growth forecast of 5% per annum in 1997 and 1998 following the 8.1% growth in 1996. Zimbabwe is adequately positioned to offset any potential drought as its dams remain filled close to capacity while the water table is the highest it has been in recent years. Given this buffer, if the country does experience a drought, we would expect GDP growth in 1998 to be 3.5%. Inflation has continued to trend down and came in at 14.4% in September. We expect inflation to average 20% in 1997 with a gradual reduction in 1998 to 18%.

The Zimbabwean market has had a major correction and is now very attractively valued at 10 times 1998 earnings. We expect earnings growth to average 40% in 1997 and 35% in 1998 or, in real terms this equates to 20% and 18%, respectively.

Sincerely,

/s/ Michael F. Klein

Michael  F. Klein
PRESIDENT AND DIRECTOR


/s/ Jaideep Khanna

Jaideep Khanna
PORTFOLIO MANAGER


/s/ Madhav Dhar

Madhav Dhar
PORTFOLIO MANAGER


/s/ Robert L. Meyer

Robert  L. Meyer
PORTFOLIO MANAGER

October 1997

MORGAN STANLEY AFRICA INVESTMENT FUND, INC.
INVESTMENT SUMMARY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------


HISTORICAL                                                        TOTAL RETURN (%)
INFORMATION                            -----------------------------------------------------------------------
                                          MARKET VALUE (1)       NET ASSET VALUE (2)           INDEX (3)
                                       ----------------------   ----------------------   ---------------------
                                                     AVERAGE                  AVERAGE                  AVERAGE
                                       CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL    CUMULATIVE     ANNUAL
                                       ----------    -------    ----------    -------    ----------    -------
              FISCAL YEAR TO DATE        27.15%         --        23.88%         --        11.87%         --
              ONE YEAR                   44.76       44.76%       35.36       35.36%        6.62        6.62%
              SINCE INCEPTION*           51.18       12.07        82.25       17.99        58.10       13.47


PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.
--------------------------------------------------------------------------------
RETURNS AND PER SHARE INFORMATION (2)

[BAR GRAPH]



                                            YEARS ENDED DECEMBER 31:           NINE MONTHS
                                                                                   ENDED
                                       1994*          1995           1996   SEPTEMBER 30, 1997
                                     -------        -------         ------  ------------------
Net Asset Value Per Share  .         $ 14.43        $ 17.05         $16.86        $ 20.42
Market Value Per Share   . .         $ 11.38        $ 12.88         $13.63        $ 16.94
Premium/(Discount) . . . . .          -21.1 %        -24.5 %        -19.2 %        -17.0 %
Income Dividends . . . . . .         $  0.54        $  0.96         $ 0.14           --
Capital Gains Distributions             --          $  0.01         $ 1.23         $ 0.40
Fund Total Return (2)  . . .            7.34%         26.14%          8.64%         23.88%
Index Total Return (3) . . .            --             --             --            11.87%


(1) Assumes dividends and distributions, if any, were reinvested.
(2) Total investment return based on net asset value per share reflects the effects of changes in net asset value on the performance of the Fund during each period, and assumes dividends and distributions, if any, were reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund based on market value due to differences between the market price of the stock and the net asset value per share of the Fund.
(3) The Fleming Africa Index is a marketed capitalization weighted index based on the indices of eleven countries including Botswana, Egypt, Ghana, Kenya, Malawi, Mauritus, Morocco, Namibia, South Africa, Tunisia, and Zimbabwe. The local indices include dividends except for Botswana, Ghana, Kenya and Namibia.
 *  The Fund commenced operations on February 14, 1994.

MORGAN STANLEY AFRICA INVESTMENT FUND, INC.
PORTFOLIO SUMMARY AS OF SEPTEMBER 30, 1997 (UNAUDITED)
--------------------------------------------------------------------------------

PORTFOLIO INVESTMENTS DIVERSIFICATION

    [PIE CHART]

    Short-Term Investments (2.7%)
    Equity Securities (97.3%)

--------------------------------------------------------------------------------
SECTORS

    [PIE CHART]

    Other (20.7%)
    Real Estate (3.1%)
    Multi-Industry (21.6%)
    Merchandising (7.1%)
    Banking (14.5%)
    Beverages & Tobacco (5.8%)
    Building Materials & Components (5.7%)
    Chemicals (9.7%)
    Energy Sources (3.6%)
    Food & Household (4.5%)
    Leisure & Tourism (3.7%)

--------------------------------------------------------------------------------
COUNTRY WEIGHTINGS

    [PIE CHART]

    Zambia (1.8%)
    Kenya (1.8%)
    Morocco (2.2%)
    Botswana (3.1%)
    Ghana (3.7%)
    Mauritius (7.6%)
    Zimbabwe (19.1%)
    Other (5.1%)
    South Africa (34.2%)
    Egypt (21.4%)

--------------------------------------------------------------------------------
TEN LARGEST HOLDINGS*

                                                PERCENT OF
                                                NET ASSETS
                                                ----------
   1.  Delta Corp.                                  5.9%
   2.  SASOL Ltd.                                   5.8
   3.  Meikles Africa Ltd.                          5.7
   4.  State Bank of Mauritius                      3.2
   5.  New Africa Investments Ltd.                  3.1
   6.  Commercial International Bank                2.7
   7.  Sechaba Investment Co.                       2.5
   8.  Madinet Nasr Housing & Development           2.4
   9.  Coronation Holdings Ltd.                     2.1
  10.  Trans Zambezi Industries Ltd.                2.1
                                                ----------
                                                   35.5%
                                                ----------
                                                ----------

* Excludes short-term investments.

INVESTMENTS (UNAUDITED)
-------
SEPTEMBER 30, 1997

                                                                         VALUE
                                                     SHARES              (000)
--------------------------------------------------------------------------------
COMMON STOCKS (96.5%)
(Unless otherwise noted)
--------------------------------------------------------------------------------
BOTSWANA (3.1%)
BANKING
 Barclays Bank of Botswana                          170,000     U.S.$      785
 First National Bank of Botswana                    140,000                332
 Standard Chart Bank of Botswana                    210,000                969
                                                                --------------
                                                                         2,086
                                                                --------------
BEVERAGES & TOBACCO
 Sechaba Investment Co.                           6,250,000              7,806
                                                                --------------
                                                                         9,892
                                                                --------------
--------------------------------------------------------------------------------
EGYPT (21.4%)
AGRICULTURE
 General Silo Storage                                48,600              1,410
                                                                --------------
BANKING
 Commercial International Bank                      348,990              8,480
 Egypt American Bank                                 10,709                366
                                                                --------------
                                                                         8,846
                                                                --------------
BEVERAGES & TOBACCO
 Eastern Tobacco                                    236,150              6,198
                                                                --------------
BUILDING MATERIALS & COMPONENTS
 Alexandria Cement                                   28,860                547
 Ameriyah Cement Co.                                189,993              4,698
 Helwan Portland Cement                             209,800              4,454
 Suez Cement Co.                                    126,700              3,022
 Tora Portland Cement Co.                           150,770              4,019
                                                                --------------
                                                                        16,740
                                                                --------------
CHEMICALS
 Egyptian Finance & Industrial                       97,450              6,559
 Paint & Chemicals Industries                        19,510                695
                                                                --------------
                                                                         7,254
                                                                --------------
CONSTRUCTION & HOUSING
 Arabian International                               46,000                908
                                                                --------------
ELECTRICAL & ELECTRONICS
 Egyptian Electro Cables                             51,131              1,468
                                                                --------------
FOOD & HOUSEHOLD PRODUCTS
 Central Flour Mill                                  60,000                707
 North Cairo Flour Mills                            120,375              6,134
 South Cairo & Giza Mills Bakeries                   14,670                287
                                                                --------------
                                                                         7,128
                                                                --------------
MERCHANDISING
 MSIR Free Shops Co.                                 50,000                641
                                                                --------------
REAL ESTATE
 Helioplis Housing                                   15,000              2,200
 Madinet Nasr Housing &
  Development                                       105,790              7,619
                                                                --------------
                                                                         9,819
                                                                --------------
TEXTILES & APPAREL
 KABO-El Nasr Clothing &
  Textile Co.                                       144,050              4,413
                                                                --------------
--------------------------------------------------------------------------------
                                                                         VALUE
                                                     SHARES              (000)
--------------------------------------------------------------------------------
UTILITIES - ELECTRICAL & GAS
 Egypt Gas                                              500     U.S.$    2,577
                                                                --------------
                                                                        67,402
                                                                --------------
--------------------------------------------------------------------------------
GHANA (3.7%)
BANKING
 Ghana Commercial Bank                            5,339,360              1,704
 Social Security Bank Ltd.                        6,560,000              4,717
 Standard Chartered Bank                            920,500              2,946
                                                                --------------
                                                                         9,367
                                                                --------------
BEVERAGES & TOBACCO
 Guinness Ghana                                   3,779,999                753
 Kumasi Brewery Ltd.                                336,000                132
 Pioneer Tobacco Co. Ltd.                         3,606,600                613
                                                                --------------
                                                                         1,498
                                                                --------------
FINANCIAL SERVICES
 Home Finance Co.                                 2,345,700                181
                                                                --------------
FOOD & HOUSEHOLD PRODUCTS
 Unilever                                         1,595,800                674
                                                                --------------
METALS - NON-FERROUS
 Ghana Pioneer Aluminum Factory                   1,043,400                 73
                                                                --------------
                                                                        11,793
                                                                --------------
--------------------------------------------------------------------------------
IRELAND (0.8%)
MINING
 Kenmare Resources                                3,815,000              1,109
                                                                --------------
OIL & GAS
 Tuskar Resources plc                            19,000,000              1,456
                                                                --------------
                                                                         2,565
                                                                --------------
--------------------------------------------------------------------------------
IVORY COAST (0.5%)
HEALTHCARE SUPPLIES & SERVICES
 SOC Ivoirienne de Coco Rappe                        24,000                892
                                                                --------------
MULTI-INDUSTRY
 Filature Tissages Sacs                               5,000                553
                                                                --------------
                                                                         1,445
                                                                --------------
--------------------------------------------------------------------------------
KENYA (1.8%)
BANKING
 Kenya Commercial Bank Ltd.                         991,326              1,570
 National Industrial Credit Bank                    311,551                252
                                                                --------------
                                                                         1,822
                                                                --------------
CONSTRUCTION & HOUSING
 Athi River Mining Ltd.                           3,262,500                582
                                                                --------------
INDUSTRIAL COMPONENTS
 Firestone East Africa Ltd.                       3,171,300              1,320
                                                                --------------
MERCHANDISING
 Uchumi Supermarket Ltd.                          2,501,107              1,637
                                                                --------------
UTILITIES - ELECTRICAL & GAS
 Kenya Power & Lighting Co. Ltd.                    100,000                283
                                                                --------------
                                                                         5,644
                                                                --------------
--------------------------------------------------------------------------------

                                                                         VALUE
                                                     SHARES              (000)
--------------------------------------------------------------------------------
MAURITIUS (7.6%)
BANKING
 Mauritius Commercial Bank                        1,272,145     U.S.$    5,712
 State Bank of Mauritius                         17,792,469             10,242
                                                                --------------
                                                                        15,954
                                                                --------------
FOOD & HOUSEHOLD PRODUCTS
 Happy World Foods Ltd.                           1,509,713              1,112
                                                                --------------
LEISURE & TOURISM
 New Mauritus Hotels                              2,066,112              3,987
                                                                --------------
MULTI-INDUSTRY
 Rogers and Co. Ltd.                                602,081              2,967
                                                                --------------
                                                                        24,020
                                                                --------------
--------------------------------------------------------------------------------
MOROCCO (2.2%)
BANKING
 Wafabank                                             2,500                225
                                                                --------------
MULTI-INDUSTRY
 Groupe Ona                                          12,376              1,086
 SNI Maroc                                           56,011              4,875
                                                                --------------
                                                                         5,961
                                                                --------------
TELECOMMUNICATIONS
 Alcatel Alsthom                                     18,690                813
                                                                --------------
                                                                         6,999
                                                                --------------
--------------------------------------------------------------------------------
SOUTH AFRICA (34.2%)
BANKING
 NBS Boland Ltd.                                     84,600              1,743
 Samgro Investment Holdings
  Ltd. - New                                        500,000              1,287
                                                                --------------
                                                                         3,030
                                                                --------------
BEVERAGES & TOBACCO
 Amalgamated Beverage
  Industries Ltd.                                   360,922              2,652
                                                                --------------
BROADCASTING & PUBLISHING
 Perskor Beleggings Beperk                        2,877,000              2,222
                                                                --------------
CHEMICALS
 Polfin Ltd.                                      2,475,000              4,960
 SASOL Ltd.                                       1,053,842             14,528
 SASOL Ltd. 8.50%
  (Convertible Preferred)                           294,400              3,917
                                                                --------------
                                                                        23,405
                                                                --------------
CONSTRUCTION & HOUSING
 Concor Ltd.                                        344,822              2,072
                                                                --------------
ELECTRICAL & ELECTRONICS
 Dimensions Data Holdings Ltd.                      116,487                488
 Persetel Holdings Ltd.                             555,000              3,644
 Spescom Electronics Ltd.                           765,100              1,182
 Voltex Holdings Ltd.                             2,084,026              1,225
                                                                --------------
                                                                         6,539
                                                                --------------
ENERGY SOURCES
 Energy Africa Ltd.                                 400,000              2,318
 Ingwe Coal Corp. Ltd.                              356,200              1,689
 Trans Natal Coal Corp. Ltd.                        569,800              2,934
                                                                --------------
                                                                         6,941
                                                                --------------
--------------------------------------------------------------------------------
                                                                         VALUE
                                                     SHARES              (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES
 Coronation Holdings Ltd.                           300,000     U.S.$    5,472
 Coronation Holdings Ltd.
  'N' - New                                          75,000              1,291
                                                                --------------
                                                                         6,763
                                                                --------------
FOOD & HOUSEHOLD PRODUCTS
 First South Africa Corp.                           250,000              3,318
 Illovo Sugar Ltd.                                  635,500              1,159
                                                                --------------
                                                                         4,477
                                                                --------------
FOREST PRODUCTS & PAPER
 Malbak Ltd.                                        200,000                292
                                                                --------------
INSURANCE
 Forbes Group Ltd.                                  900,000              1,699
 Sage Group Ltd.                                    174,413                898
                                                                --------------
                                                                         2,597
                                                                --------------
LEISURE & TOURISM
 Kersaf Investments Ltd.                            117,000                879
 Leisurenet Ltd.                                    116,800                126
 Spur Holdings Ltd.                                 672,200              1,103
 Sun International Ltd.                           4,923,571              3,022
                                                                --------------
                                                                         5,130
                                                                --------------
MACHINERY & ENGINEERING
 Howden Africa Holdings Ltd.                      2,034,572              1,746
                                                                --------------
METALS - NON-FERROUS
 Chromecorp Holdings Ltd.                           600,000                940
 Rustenburg Platinum
  Holdings Ltd.                                     230,828              3,999
                                                                --------------
                                                                         4,939
                                                                --------------
METALS - STEEL
 Highveld Steel &
  Vanadium Corp. Ltd.                               347,300              1,248
                                                                --------------
MINING
 Gencor Ltd.                                        400,100                944
                                                                --------------
MULTI-INDUSTRY
 Barlow Ltd.                                        545,700              6,235
 Bidvest Group Ltd.                                 588,546              4,799
 New Africa Investments Ltd.
  (Preferred) 'N'                                13,000,000              9,623
 Rembrandt Group Ltd.                               670,100              6,068
                                                                --------------
                                                                        26,725
                                                                --------------
RETAIL - MAJOR DEPARTMENT STORES
 Ellerine Holdings Ltd.                             303,500              2,410
 New Clicks Holdings Ltd.                         1,481,457              1,920
 Protea Furnishers Ltd.                           3,500,000              1,802
                                                                --------------
                                                                         6,132
                                                                --------------
                                                                       107,854
                                                                --------------
--------------------------------------------------------------------------------
UNITED KINGDOM (0.3%)
METALS - NON-FERROUS
 Billiton plc                                       274,925              1,059
                                                                --------------
--------------------------------------------------------------------------------
ZAMBIA (1.8%)
FOOD & HOUSEHOLD PRODUCTS
 Zambia Sugar Co. Ltd.                          120,213,609              3,626
                                                                --------------
MINING
 Zambia Consolidated
  Copper Mines                                      600,000              1,890
                                                                --------------
                                                                         5,516
                                                                --------------
--------------------------------------------------------------------------------

                                                                         VALUE
                                                     SHARES              (000)
--------------------------------------------------------------------------------
ZIMBABWE (19.1%)
BANKING
 NMBZ Holdings Ltd.                               1,816,000     U.S.$    4,319
                                                                --------------
BUILDING MATERIALS & COMPONENTS
 PG Industries                                    1,647,545                500
 Portland Holdings Ltd.                             400,000                686
                                                                --------------
                                                                         1,186
                                                                --------------
ENERGY SOURCES
 Wankie Colliery Co. Ltd.                         7,871,900              4,319
                                                                --------------
FOOD & HOUSEHOLD PRODUCTS
 Colcom Holdings                                    500,000                136
 Eastern Highlands                                3,375,659                444
                                                                --------------
                                                                           580
                                                                --------------
LEISURE & TOURISM
 Zimbabwe Sun                                     6,617,338              2,483
                                                                --------------
MERCHANDISING
 Meikles Africa Ltd.                              8,419,880             18,103
                                                                --------------
METALS - NON-FERROUS
 Bindura Nickel Corp. Ltd.                          625,000                249
                                                                --------------
MULTI-INDUSTRY
 CFI Holdings                                     1,054,300                131
 Delta Corp.                                     13,401,903             18,722
 TA Holdings Ltd.                                11,250,100              1,616
 Trans Zambezi Industries Ltd.                   11,012,410              6,461
 Trans Zambezi Industries Ltd. -
  New                                               360,000                211
 TSL Ltd.                                         3,477,000              1,596
                                                                --------------
                                                                        28,737
                                                                --------------
TEXTILES & APPAREL
 Spinweave                                        4,448,000                195
                                                                --------------
                                                                        60,171
                                                                --------------
--------------------------------------------------------------------------------
TOTAL COMMON STOCK
 (Cost U.S.$236,655)                                                   304,360
                                                                --------------
--------------------------------------------------------------------------------

                                                       FACE
                                                     AMOUNT
                                                      (000)
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (0.5%)
--------------------------------------------------------------------------------
UNITED STATES (0.5%)
REPURCHASE AGREEMENT
 Chase Securities, Inc.,
  5.75%, dated 9/30/97,
  due 10/1/97,  to be
  repurchased at U.S.
  $1,678, collateralized by
  United States Treasury
  Bonds, 8.50%, due
  2/15/20, valued at
  U.S.$1,715
  (Cost U.S.$1,678)                         U.S.$     1,678              1,678
                                                                --------------
--------------------------------------------------------------------------------
                                                       FACE
                                                     AMOUNT              VALUE
                                                      (000)              (000)
--------------------------------------------------------------------------------
FOREIGN CURRENCY ON DEPOSIT WITH CUSTODIAN (2.1%)
  Botswana Pula                             BWP       4,912   U.S.$      1,334
  Kenyan Shilling                           KES       1,696                 27
  Moroccan Dirham                           MAD      23,957              2,482
  South African Rand                        ZAR      12,694              2,724
  Zimbabwe Dollar                           ZWD         999                 80
                                                              -----------------
 (Cost U.S.$6,635)                                                       6,647
                                                              -----------------
--------------------------------------------------------------------------------
TOTAL INVESTMENTS (99.1%)
 (Cost U.S.$244,968)                                                   312,685
                                                              -----------------
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (0.9%)
 Other Assets                               U.S.$    8,336
 Liabilities                                        (5,561)              2,775
                                                 ----------   -----------------
--------------------------------------------------------------------------------
NET ASSETS (100%)
 Applicable to 15,448,477 issued and
  outstanding U.S.$0.01 par value shares
  (100,000,000 shares authorized)                                 U.S.$315,460
                                                              -----------------
--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE                                         U.S.$  20.42
                                                              -----------------
--------------------------------------------------------------------------------


                                          8